Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Property and equipment is composed as follows
(a)	Property and equipment is composed as follows:

	March 31, 2018
	Cost	Accumulated depreciation	Net
Data processing equipment	11,262	(5,647)	5,615
Facilities	53	(24)	29
Machinery and equipment	5,469	(681)	4,788
Furniture and fittings	397	(76)	321
Leasehold improvements	263	(39)	224
Vehicles	140	(52)	88

	17,583	(6,518)	11,065

	December 31, 2017
	Cost	Accumulated depreciation	Net
Data processing equipment	11,024	(5,114)	5,910
Facilities	53	(23)	30
Machinery and equipment	4,738	(444)	4,294
Furniture and fittings	397	(66)	331
Leasehold improvements	263	(29)	234
Vehicles	132	(42)	90

	16,607	(5,718)	10,889

(a)	Property and equipment is composed as follows:

	December 31, 2017
	Cost	Accumulated depreciation	Net
Data processing equipment	11,024	(5,114)	5,910
Facilities	53	(23)	30
Machinery and equipment	4,738	(444)	4,294
Furniture and fittings	397	(66)	331
Leasehold improvements	263	(29)	234
Vehicles	132	(42)	90

	16,607	(5,718)	10,889

	December 31, 2016
	Cost	Accumulated depreciation	Net
Data processing equipment	7,574	(3,692)	3,882
Facilities	52	(19)	33
Machinery and equipment	548	(140)	408
Furniture and fittings	190	(40)	150
Leasehold improvements	100	(15)	85

	8,464	(3,906)	4,558

The changes in cost and accumulated depreciation were as follows
(b)	The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Facilities	Machinery and equipment	Furniture and fittings	Leasehold improvements	Vehicles	Total
At December 31, 2017
Cost	11,024	53	4,738	397	263	132	16,607
Accumulated depreciation	(5,114)	(23)	(444)	(66)	(29)	(42)	(5,718)

Net book value	5,910	30	4,294	331	234	90	10,889

At March 31, 2018
Opening balance	5,910	30	4,294	331	234	90	10,889
Additions	238	—	731	—	—	7	976
Depreciation	(533)	(1)	(237)	(10)	(10)	(9)	(800)

Net book value	5,615	29	4,788	321	224	88	11,065

At March 31, 2018
Cost	11,262	53	5,469	397	263	139	17,583
Accumulated depreciation	(5,647)	(24)	(681)	(76)	(39)	(51)	(6,518)

Net book value	5,615	29	4,788	321	224	88	11,065

(b)	The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Facilities	Machinery and equipment	Furniture and fittings	Leasehold improvements	Vehicles	Total
At December 31, 2016
Cost	7,574	52	548	190	100	—	8,464
Accumulated depreciation	(3,692)	(19)	(140)	(40)	(15)	—	(3,906)

Net book value	3,882	33	408	150	85	—	4,558

At December 31, 2017
Opening balance	3,882	33	408	150	85	—	4,558
Cost
Purchases	3,316	1	4,171	176	94	114	7,873
Acquisition of subsidiary	134	—	19	31	69	18	271
Depreciation
Depreciation	(1,422)	(4)	(304)	(26)	(14)	(42)	(1,812)

Net book value	5,910	30	4,294	331	234	90	10,889

At December 31, 2017
Cost	11,024	53	4,738	397	263	132	16,607
Accumulated depreciation	(5,114)	(23)	(444)	(66)	(29)	(42)	(5,718)

Net book value	5,910	30	4,294	331	234	90	10,889